Expense Example - Elfun Income Fund - Elfun Income Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 504